Debt Bond (Details)			12 Months Ended
	Aug. 26, 2024 EUR (€)	Aug. 26, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Debt Bond [Abstract]
Gross proceeds	€ 914,110	$ 989,886
Interest rate	8.75%	8.75%
Net proceeds	€ 865,882
Net of share issuance cost	€ 48,228
Interest expense			€ 14,901	€ 0	€ 0
Accrued interest			€ 14,901